Trade and other payables	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Trade and other payables	Trade and other payables

				$ million
		2020		2019
	Current	Non-current	Current	Non-current
Financial liabilities
Trade payables	23,157	—	30,538	—
Amounts payable to joint ventures and associates	1,364	—	1,866	—
Payables for capital expenditure and acquisitions	2,297	1,033	3,868	1,196
Payables related to the Gulf of Mexico oil spill	1,399	9,988	1,617	10,863
Other payables	5,041	681	5,810	133
	33,258	11,702	43,699	12,192
Non-financial liabilities
Sales taxes, customs duties, production taxes and social security	2,103	73	2,381	33
Other payables	653	337	749	401
	2,756	410	3,130	434
	36,014	12,112	46,829	12,626

Materially all of bp's trade payables have payment terms in the range of 30 to 60 days and give rise to operating cash flows.
Trade and other payables, other than those relating to the Gulf of Mexico oil spill, are predominantly interest free. See Note 29 (c) for further information.
Payables related to the Gulf of Mexico oil spill include amounts payable under the 2016 consent decree and settlement agreement with the United States and five Gulf coast states, including amounts payable for natural resource damages, state claims and Clean Water Act penalties. On a discounted basis the amounts included in payables related to the Gulf of Mexico oil spill for these elements of the agreements are $4,837 million payable over 12 years, $2,584 million payable over 13 years and $3,549 million payable over 12 years respectively at 31 December 2020. Reported within net cash provided by operating activities in the group cash flow statement is a net cash outflow of $1,786 million (2019 outflow of $2,694 million, 2018 outflow of $3,531 million) related to the Gulf of Mexico oil spill, which includes payments made in relation to these agreements. For 2018 payments under the 2012 agreement with the US government to resolve all federal criminal claims arising from the incident are also included. For full details of these agreements, see bp Annual Report and Form 20-F 2015 - Legal Proceedings.
Payables related to the Gulf of Mexico oil spill at 31 December 2020 also include amounts payable for settled economic loss and property damage claims which are payable over a period of up to seven years.